Pay vs Performance Disclosure - USD ($)	12 Months Ended					60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance

Our Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with stockholder interests and links pay to performance through a blend of short-term and long-term performance measures. As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the "Compensation Actually Paid" to our named executive officers and certain aspects of our financial performance. For further information regarding our executive compensation program, our compensation philosophy, and how the Company aligns executive compensation with performance, please refer to the "Compensation Discussion and Analysis" beginning on page 17. The 2024 compensation and financial information reflects figures following the Closing, whereas all prior years reflect pre-combination compensation and financial information for Former TechTarget.

Pay-Versus-Performance Table
							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compen-sation Table Total for First PEO (1)(2)($)	Summary Compen-sation Table Total for Second PEO (1)(2)($)	Compen-sation Actually Paid to First PEO (3)($)	Compen-sation Actually Paid to Second PEO (3)($)	Average Summary Compen-sation Table Total for Non-PEO Named Executive Officers (4)($)	Average Compen-sation Actually Paid to Non-PEO Named Executive Officers (5)($)	Total Stock-holder Return (6)($)	Peer Group Total Stock-holder Return (7)($)	Net Income (8)($)	Company-Selected Measure (Revenue) (9)($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	3,309,863	871,293	2,128,063	871,293	3,092,951	2,703,612	76	82	(151,336,000)	492,180,000
2023	1,989,300	N/A	(449,438)	N/A	2,629,398	1,507,369	134	90	4,461,000	229,963,000
2022	10,645,438	N/A	379,378	N/A	3,207,079	1,315,373	169	77	41,609,000	297,488,000
2021	10,534,913	N/A	17,835,652	N/A	5,844,045	6,474,584	367	112	949,000	263,427,000
2020	6,485,932	N/A	16,571,387	N/A	1,335,313	3,463,405	226	113	17,068,000	148,376,000

(1)
During 2024, two individuals served as Principal Executive Officer ("PEO(s)"). The first PEO included in the table for 2024 is Mike Cotoia (the "First PEO"), and the second PEO is Gary Nugent (the "Second PEO"). The PEO for 2023, 2022, 2021 and 2020 is Mr. Cotoia.
(2)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Mr. Cotoia and Mr. Nugent for each corresponding covered year in the "Total" column of the Summary Compensation Table for each applicable year. Please refer to "Executive Compensation - Executive Compensation Tables - Fiscal 2024 Summary Compensation Table."
(3)
The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Cotoia and Mr. Nugent, as computed in accordance with Item 402(v) of Regulation S-K for the applicable covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEOs' total compensation for the applicable covered fiscal year to determine the "compensation actually paid":

Mr. Cotoia (First PEO)

Year	Reported Summary Compensation Table Total for PEO($)	Less Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)($)	Plus (Less) Equity Award Adjust-ments(b)($)	Average Compensation Actually Paid to PEO($)
2024	3,309,863	—	(1,181,800)	2,128,063
2023	1,989,300	1,374,300	(1,064,438)	(449,438)
2022	10,645,438	9,841,938	(424,122)	379,378
2021	10,534,913	9,731,413	17,032,152	17,835,652
2020	6,485,932	5,725,932	15,811,387	16,571,387

Mr. Nugent (Second PEO)

Year	Reported Summary Compensation Table Total for PEO($)	Less Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)($)	Plus (Less) Equity Award Adjust-ments(b)($)	Average Compensation Actually Paid to PEO($)
2024	871,293	—	—	871,293
2023	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A

(a) The reported grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" columns in the Summary Compensation Table for each covered fiscal year including bonus amounts earned in excess of target that were paid in common stock.

(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Mr. Cotoia (First PEO)

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year($)	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year($)	Fair Value at End of Prior Fiscal Year of Outstand- ing and Unvested Equity Awards Granted in Any Prior Fiscal Year that Failed to Meet Vesting Conditions during Covered Fiscal Year($)	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year($)	Total Equity Award Adjust-ments($)
2024	0	0	0	(1,181,800)	0	0	(1,181,800)
2023	1,568,700	(1,196,000)	63,462	(1,500,600)	0	0	(1,064,438)
2022	6,609,000	(5,676,000)	3,154,228	(4,511,350)	0	0	(424,122)
2021	8,609,400	6,396,250	282,502	1,744,000	0	0	17,032,152
2020	8,866,500	4,951,500	651,137	1,342,250	0	0	15,811,387

Mr. Nugent (Second PEO)

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year($)	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year($)	Fair Value at End of Prior Fiscal Year of Outstand- ing and Unvested Equity Awards Granted in Any Prior Fiscal Year that Failed to Meet Vesting Conditions during Covered Fiscal Year($)	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year($)	Total Equity Award Adjust-ments($)
2024	0	0	0	0	0	0	0
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Equity Award Valuations - PEO: Time-based RSU award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards held by our PEOs that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of each vesting date and as of year-end.

(4)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our "NEO(s)") as a group (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)) for each covered year in the "Total" column of the Summary Compensation Table for each applicable year. The names of each NEO (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)) included for purposes of calculating the average amounts of total compensation for (i) each of 2020, 2021, and 2022 was our Executive Chairman, Greg Strakosch, our Chief Financial Officer and Treasurer, Daniel T. Noreck, and our former Executive Director, Product Innovation, Don Hawk and (ii) for 2023 and 2024 was our Chief Financial Officer and Treasurer, Daniel T. Noreck, our President, Rebecca Kitchens, our Chief Operating Officer and Chief Revenue Officer, Steven Niemiec, and our Executive Chairman, Greg Strakosch.
(5)
The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to our NEOs as a group (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The numbers for the Average Compensation Actually Paid to Non-PEO Named Executive Officers have been updated for 2020, 2021, and 2022 to reflect an inadvertent error in calculations relating to the vesting date for RSUs granted to Mr. Hawk on August 3, 2018. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the compensation actually paid to our NEOs as a group (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)), using the same methodology used for the PEOs specified again in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers($)	Less Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)($)	Plus Equity Award Adjust-ments (b)($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers($)
2024	3,092,951	1,181,426	792,087	2,703,612
2023	2,629,398	2,192,398	1,070,369	1,507,369
2022	3,207,079	2,646,246	754,540	1,315,373
2021	5,844,045	5,283,212	5,913,751	6,474,584
2020	1,335,313	788,979	2,917,072	3,463,405

(a) The reported grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" column in the Summary Compensation Table for each covered fiscal year including bonus amounts earned in excess of target that were paid in equity which is fully vested upon grant.

(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of All Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted during Prior Fiscal Year as of End of Covered Fiscal Year($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year($)	Average Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year($)	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year ($)	Total Average Equity Award Adjust-ments($)
2024	1,346,753	0	6,818	(561,484)	0	0	792,087
2023	1,843,223	(381,800)	32,831	(423,885)	0	0	1,070,369
2022	1,762,400	(1,874,800)	1,921,560	(1,054,620)	0	0	754,540
2021	4,400,360	962,483	172,111	378,797	0	0	5,913,751
2020	1,004,870	1,210,367	396,675	305,160	0	0	2,917,072

Equity Award Valuations - Non-PEO NEOs: Time-based RSU award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards held by the other NEOs as a group (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)) that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of each vesting date and as of year-end.

(6)
Cumulative total stockholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period.
(7)
Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Media Industry Index.
(8)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for each covered fiscal year.
(9)
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our PEOs and other NEOs, for the most recently completed fiscal year, to our performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
During 2024, two individuals served as Principal Executive Officer ("PEO(s)"). The first PEO included in the table for 2024 is Mike Cotoia (the "First PEO"), and the second PEO is Gary Nugent (the "Second PEO"). The PEO for 2023, 2022, 2021 and 2020 is Mr. Cotoia.
(4)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our "NEO(s)") as a group (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)) for each covered year in the "Total" column of the Summary Compensation Table for each applicable year. The names of each NEO (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)) included for purposes of calculating the average amounts of total compensation for (i) each of 2020, 2021, and 2022 was our Executive Chairman, Greg Strakosch, our Chief Financial Officer and Treasurer, Daniel T. Noreck, and our former Executive Director, Product Innovation, Don Hawk and (ii) for 2023 and 2024 was our Chief Financial Officer and Treasurer, Daniel T. Noreck, our President, Rebecca Kitchens, our Chief Operating Officer and Chief Revenue Officer, Steven Niemiec, and our Executive Chairman, Greg Strakosch.

Peer Group Issuers, Footnote
(7)
Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Media Industry Index.

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Cotoia and Mr. Nugent, as computed in accordance with Item 402(v) of Regulation S-K for the applicable covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to our PEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEOs' total compensation for the applicable covered fiscal year to determine the "compensation actually paid":

Mr. Cotoia (First PEO)

Year	Reported Summary Compensation Table Total for PEO($)	Less Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)($)	Plus (Less) Equity Award Adjust-ments(b)($)	Average Compensation Actually Paid to PEO($)
2024	3,309,863	—	(1,181,800)	2,128,063
2023	1,989,300	1,374,300	(1,064,438)	(449,438)
2022	10,645,438	9,841,938	(424,122)	379,378
2021	10,534,913	9,731,413	17,032,152	17,835,652
2020	6,485,932	5,725,932	15,811,387	16,571,387

Mr. Nugent (Second PEO)

Year	Reported Summary Compensation Table Total for PEO($)	Less Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)($)	Plus (Less) Equity Award Adjust-ments(b)($)	Average Compensation Actually Paid to PEO($)
2024	871,293	—	—	871,293
2023	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A

(a) The reported grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" columns in the Summary Compensation Table for each covered fiscal year including bonus amounts earned in excess of target that were paid in common stock.

(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Mr. Cotoia (First PEO)

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year($)	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year($)	Fair Value at End of Prior Fiscal Year of Outstand- ing and Unvested Equity Awards Granted in Any Prior Fiscal Year that Failed to Meet Vesting Conditions during Covered Fiscal Year($)	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year($)	Total Equity Award Adjust-ments($)
2024	0	0	0	(1,181,800)	0	0	(1,181,800)
2023	1,568,700	(1,196,000)	63,462	(1,500,600)	0	0	(1,064,438)
2022	6,609,000	(5,676,000)	3,154,228	(4,511,350)	0	0	(424,122)
2021	8,609,400	6,396,250	282,502	1,744,000	0	0	17,032,152
2020	8,866,500	4,951,500	651,137	1,342,250	0	0	15,811,387

Mr. Nugent (Second PEO)

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year($)	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year as of End of Covered Fiscal Year($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Year that Vested in Covered Fiscal Year($)	Fair Value at End of Prior Fiscal Year of Outstand- ing and Unvested Equity Awards Granted in Any Prior Fiscal Year that Failed to Meet Vesting Conditions during Covered Fiscal Year($)	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year($)	Total Equity Award Adjust-ments($)
2024	0	0	0	0	0	0	0
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Non-PEO NEO Average Total Compensation Amount	$ 3,092,951	$ 2,629,398	$ 3,207,079	$ 5,844,045	$ 1,335,313
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,703,612	1,507,369	1,315,373	6,474,584	3,463,405
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to our NEOs as a group (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The numbers for the Average Compensation Actually Paid to Non-PEO Named Executive Officers have been updated for 2020, 2021, and 2022 to reflect an inadvertent error in calculations relating to the vesting date for RSUs granted to Mr. Hawk on August 3, 2018. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each covered fiscal year to determine the compensation actually paid to our NEOs as a group (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)), using the same methodology used for the PEOs specified again in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers($)	Less Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)($)	Plus Equity Award Adjust-ments (b)($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers($)
2024	3,092,951	1,181,426	792,087	2,703,612
2023	2,629,398	2,192,398	1,070,369	1,507,369
2022	3,207,079	2,646,246	754,540	1,315,373
2021	5,844,045	5,283,212	5,913,751	6,474,584
2020	1,335,313	788,979	2,917,072	3,463,405

(a) The reported grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" column in the Summary Compensation Table for each covered fiscal year including bonus amounts earned in excess of target that were paid in equity which is fully vested upon grant.

(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of All Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted during Prior Fiscal Year as of End of Covered Fiscal Year($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year($)	Average Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year($)	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year ($)	Total Average Equity Award Adjust-ments($)
2024	1,346,753	0	6,818	(561,484)	0	0	792,087
2023	1,843,223	(381,800)	32,831	(423,885)	0	0	1,070,369
2022	1,762,400	(1,874,800)	1,921,560	(1,054,620)	0	0	754,540
2021	4,400,360	962,483	172,111	378,797	0	0	5,913,751
2020	1,004,870	1,210,367	396,675	305,160	0	0	2,917,072

Equity Valuation Assumption Difference, Footnote

Equity Award Valuations - PEO: Time-based RSU award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards held by our PEOs that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of each vesting date and as of year-end.

Equity Award Valuations - Non-PEO NEOs: Time-based RSU award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards held by the other NEOs as a group (excluding Mr. Cotoia (for 2024, 2023, 2022, 2021, and 2020) and Mr. Nugent (for 2024)) that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of each vesting date and as of year-end.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR and Peer Group TSR. As demonstrated by the following graph, the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs as a group (except our PEOs) increased in 2024 however, the peer group TSR decreased. For more information regarding our performance and the companies that the Compensation Committee considers when determining compensation, refer to "Executive Compensation - Compensation Discussion and Analysis."

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income. As reflected in the following graph, the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs as a group (except our PEOs) increased in 2024 and our net income decreased during that period. We do not use GAAP or non-GAAP net income as a financial performance measure in our overall executive compensation program, so there is, at best, only an indirect correlation between our profitability and the various financial performance measures which we use when setting goals in our short-term incentive compensation program. The 2024 compensation and financial information reflects figures following the Closing, whereas all prior years reflect pre-combination compensation and financial information for Former TechTarget.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Company Selected Measure (Revenue). As demonstrated by the following graph, both the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs as a group (except our PEOs) and our revenue increased in 2024. As described above, "revenue" is our Company-Selected Measure. While we use various performance measures for the purpose of evaluating the effectiveness of our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay-Versus-Performance table) used by us to link compensation actually paid to our PEOs and our other NEOs for the most recently completed fiscal year, to our financial performance. We use revenue when setting goals in our short-term incentive compensation program. The 2024 compensation and financial information reflects figures following the Closing, whereas all prior years reflect pre-combination compensation and financials for Former TechTarget.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid and Company TSR and Peer Group TSR. As demonstrated by the following graph, the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs as a group (except our PEOs) increased in 2024 however, the peer group TSR decreased. For more information regarding our performance and the companies that the Compensation Committee considers when determining compensation, refer to "Executive Compensation - Compensation Discussion and Analysis."

Tabular List, Table

Financial Performance Measures. As described in greater detail in "Executive Compensation - Compensation Discussion and Analysis," our executive compensation program is designed to reflect our variable "pay-for-performance" philosophy. The performance measures that we use for our short-term incentive award programs are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

Revenue	Adjusted EBITDA	Percentage of Revenue under Longer-Term Contract

The Compensation Committee designed the relevant Revenue, Adjusted EBIDTA, and Longer-Term Contract targets used in the 2024 Bonus Plan by taking into consideration the 2024 budget as well as projected revenue. The Compensation Committee determined that the financial targets should, as in past years, be based on the Company's current year budget and also took into consideration the Company's actual performance against its budget. The Committee determined that the Longer-Term Contract target should be based on projected revenue and anticipated product mix. Based on these factors, the Committee established the 2024 targets against the prior year period. For more information on the 2024 Bonus Plan, see "Executive Compensation - Executive Incentive Bonus Plan" above.

Total Shareholder Return Amount	$ 76	134	169	367	226
Peer Group Total Shareholder Return Amount	82	90	77	112	113
Net Income (Loss)	$ (151,336,000)	$ 4,461,000	$ 41,609,000	$ 949,000	$ 17,068,000
Company Selected Measure Amount	492,180,000	229,963,000	297,488,000	263,427,000	148,376,000
PEO Name	Gary Nugent					Mike Cotoia
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(9)
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our PEOs and other NEOs, for the most recently completed fiscal year, to our performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Percentage of Revenue under Longer-Term Contract
Mike Cotoia
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,309,863	$ 1,989,300	$ 10,645,438	$ 10,534,913	$ 6,485,932
PEO Actually Paid Compensation Amount	2,128,063	(449,438)	379,378	17,835,652	16,571,387
Gary Nugent
Pay vs Performance Disclosure
PEO Total Compensation Amount	871,293
PEO Actually Paid Compensation Amount	871,293
PEO | Mike Cotoia | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(0)	(1,374,300)	(9,841,938)	(9,731,413)	(5,725,932)
PEO | Mike Cotoia | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,181,800)	(1,064,438)	(424,122)	17,032,152	15,811,387
PEO | Mike Cotoia | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,568,700	6,609,000	8,609,400	8,866,500
PEO | Mike Cotoia | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,196,000)	(5,676,000)	6,396,250	4,951,500
PEO | Mike Cotoia | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	63,462	3,154,228	282,502	651,137
PEO | Mike Cotoia | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,181,800)	(1,500,600)	(4,511,350)	1,744,000	1,342,250
PEO | Mike Cotoia | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mike Cotoia | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Gary Nugent | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(0)
PEO | Gary Nugent | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gary Nugent | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gary Nugent | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gary Nugent | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gary Nugent | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gary Nugent | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gary Nugent | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,181,426)	(2,192,398)	(2,646,246)	(5,283,212)	(788,979)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	792,087	1,070,369	754,540	5,913,751	2,917,072
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,346,753	1,843,223	1,762,400	4,400,360	1,004,870
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(381,800)	(1,874,800)	962,483	1,210,367
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,818	32,831	1,921,560	172,111	396,675
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(561,484)	(423,885)	(1,054,620)	378,797	305,160
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0